UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 E. Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period: May 31, 2008

Item 1. Report to Stockholders.

Annual Report

Seascape Focus Growth Fund

May 31, 2008

Investment Adviser

Seascape Capital Management, LLC

155 Lafayette Road

Drake Hills Commons

North Hampton, NH 03862

Phone: 1-877-SAIL SCM

Dear Seascape Focus Growth Fund Shareholder

We are pleased to report that the Seascape Focus Growth Fund returned 8.75% for investors since its July 31, 2007 inception through May 31, 2008. This compared favorably with both the fund’s benchmark Russell 3000 Growth Index which gained 2.69% and the S&P 500 Index which lost (2.09)% for the same period. Our objective analysis had earlier identified companies whose earnings strength stemmed, at least in part, from growth of international economies. Thus, the companies we hold in the industrial and materials sectors have contributed to performance as they have seen demand increase.

Investor and consumer sentiment have turned exceedingly negative of late. The influences of rising food and energy prices combined with heightened fear of the umpteenth crisis in the credit markets has pummeled some stocks to incredibly low valuations. With both financial institutions and individual consumers cringing as they examine their respective balance sheets, the Federal Reserve is facing some serious cross currents. Thus far, the Fed has done a remarkable job of balancing the risk of inflation against that of a slowing economy. Unfortunately, the stock market’s roller coaster ride will probably continue for a quarter or two longer until all the financial skeletons of uncertainty are out of the closet.

It is these types of environments that test our fortitude. At the same time, they offer profit opportunities if we are patient and resist the urge to get caught up in the fray. Our methods are time tested, and we continuously examine them to verify that they still add value. This thoroughness gives us confidence that our process has the potential to reward our shareholders over time.

James W. McCarthy, CFP, CIMA

Past performance does not guarantee future results.

The information provided herein represents the opinion of James McCarthy and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in Mid- or Small-cap companies which involve additional risks such as limited liquidity and greater volatility. The Fund may invest in ADR’s in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The S&P 500 Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held common stocks. It is not possible to invest directly in an index.

The Seascape Focus Growth Fund is distributed by Quasar Distributors, LLC (7/08)

SEASCAPE FOCUS GROWTH FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/07 – 5/31/08).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Seascape Focus Growth Fund — Retail Class
	Beginning Account Value 12/1/07	Ending Account Value 5/31/08	Expenses Paid During Period 12/1/07 – 5/31/08*
Actual	$1,000.00	$1,087.50	$7.83

Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

SEASCAPE FOCUS GROWTH FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long-term capital appreciation. To achieve the Fund’s investment objective, the Adviser utilizes a “bottom-up” approach, focusing primarily on individual securities, without regard to sector weighting or economic outlook. The Adviser seeks to invest in “growth” companies that it believes are poised to outperform the market based on its proprietary quantitative analysis that evaluates companies for potential growth in earnings, revenues or assets. Growth stocks are securities of companies that have or are expected to have above-average earnings growth, and are believed to be growing faster than the overall economy. The Fund's sector breakdown as of May 31, 2008 is shown below.

SEASCAPE FOCUS GROWTH FUND

Investment Highlights (continued)

(Unaudited)

Total Returns as of May 31, 2008

	Seascape Focus Growth Fund — Retail Class	S&P 500 Index	Russell 3000 Growth Index
Three Months	10.47%	5.77%	8.60%

Since Inception (7/31/07)	8.75%	(2.09)%	2.69%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-SAIL SCM. The Fund imposes a 2.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and indices on inception date. The chart does not reflect any future performance.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index.

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

SEASCAPE FOCUS GROWTH FUND

Schedule of Investments

May 31, 2008

	Shares	Value
COMMON STOCKS 99.62%

Aerospace & Defense 2.49%
DynCorp International, Inc.(a)	2,545	$43,494

Airlines 2.12%
Skywest, Inc.	2,390	36,949

Auto Components 1.50%
Cooper Tire & Rubber Co.	2,375	26,077

Biotechnology 2.60%
Cubist Pharmaceuticals, Inc.(a)	2,375	45,268

Capital Markets 3.47%
The Charles Schwab Corp.	2,725	60,441

Chemicals 12.04%
Hercules, Inc.	2,725	56,217
RPM International, Inc.	2,375	58,259
Terra Industries, Inc.(a)	2,190	95,549

		210,025

Commercial Services & Supplies 4.13%
Tetra Tech, Inc.(a)	2,725	72,049

Computers & Peripherals 5.48%
Western Digital Corp.(a)	2,545	95,514

Diversified Telecommunication Services 3.78%
Tele Norte Leste Participacoes SA — ADR	2,545	65,865

Electronic Equipment & Instruments 5.33%
Ingram Micro, Inc.(a)	2,725	49,404
L.G. Philips LCD Co., Ltd. — ADR(a)	1,975	43,529

		92,933

Energy Equipment & Services 5.18%
Acergy SA — ADR	2,030	52,638
Global Industries Ltd.(a)	2,190	37,777

		90,415

Food Products 2.75%
Tyson Foods, Inc.	2,545	47,948

Health Care Providers & Services 2.98%
Eclipsys Corp.(a)	2,545	51,918

Industrial Conglomerates 4.42%
ABB Ltd. — ADR(a)	2,375	77,140

Internet & Catalog Retail 1.83%
Insight Enterprises, Inc.(a)	2,375	31,825

Internet Software & Services 3.36%
Omniture, Inc.(a)	2,375	58,544

IT Services 3.39%
Satyam Computer Services Ltd. — ADR	2,030	59,073

Marine 7.95%
Diana Shipping, Inc.	2,030	71,030
Eagle Bulk Shipping, Inc.	2,030	67,680

		138,710

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Schedule of Investments (continued)

May 31, 2008

	Shares	Value
Metals & Mining 6.27%
Gerdau SA — ADR	2,190	$109,412

Semiconductor & Semiconductor Equipment 9.54%
Altera Corp.	2,375	54,958
Applied Materials, Inc.	2,545	50,416
Cypress Semiconductor Corp.(a)	2,190	61,057

		166,431

Software 6.36%
Check Point Software Technologies(a)	2,190	54,378
Jack Henry & Associates, Inc.	2,375	56,525

		110,903

Tobacco 2.65%
Vector Group Ltd.	2,642	46,156

TOTAL COMMON STOCKS (Cost $1,706,135)		1,737,190

	Principal Amount
SHORT TERM INVESTMENTS 1.24%
Money Market Funds 1.24%
Aim Liquid Assets 2.633%(b)	$21,627	21,627

TOTAL SHORT TERM INVESTMENTS (Cost $21,627)		21,627

Total Investments (Cost $1,727,762) 100.86%		1,758,717
Liabilities in Excess of Other Assets (0.86)%		(14,930)

TOTAL NET ASSETS 100.00%		$1,743,787

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate Security; the money market rate shown represents the rate at May 31, 2008.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND — RETAIL CLASS

Statement of Assets and Liabilities

May 31, 2008
Assets
Investments, at value (cost $1,727,762)	$1,758,717
Dividends and interest receivable	3,574
Receivable from Adviser	16,000
Prepaid expenses	3,874

Total Assets	1,782,165

Liabilities
Payable to trustees	111
Accrued distribution fees	304
Payable to affiliates	13,347
Accrued expenses and other liabilities	24,616

Total Liabilities	38,378

Net Assets	$1,743,787

Net Assets Consist Of:
Paid-in capital	$1,710,257
Undistributed net investment income	2,516
Undistributed net realized gain	59
Net unrealized appreciation on investments	30,955

Net Assets	$1,743,787

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	160,392

Net asset value and offering price per share	$10.87

Redemption price per share ($10.87 x 98%)(a)	$10.65

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND — RETAIL CLASS

Statement of Operations

For the Period Ended May 31, 2008(1)
Investment Income
Dividend income(2)	$11,801
Interest income	2,156

Total Investment Income	13,957

Expenses
Transfer agent fees and expenses	35,782
Federal and state registration fees	31,980
Administration fees	27,541
Fund accounting fees	19,127
Audit and tax fees	15,495
Reports to shareholders	7,469
Custody fees	6,059
Investment advisory fees	5,829
Legal fees	5,779
Trustees’ fees and related expenses	2,337
Distribution fees	1,821
Shareholder servicing fees	729
Other expenses	9,198

Total Expenses	169,146
Less waivers and reimbursement by Adviser	(158,217)

Net Expenses	10,929

Net Investment Income	3,028

Realized and Unrealized Gain on Investments
Net realized gain on investments	59
Change in net unrealized appreciation on investments	30,955

Net Realized and Unrealized Gain on Investments	31,014

Net Increase In Net Assets From Operations	$34,042

(1)	Fund commenced operations on July 31, 2007.
(2)	Net of $225 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND — RETAIL CLASS

Statements of Changes in Net Assets

Period Ended May 31, 2008(1)
From Operations
Net investment income	$3,028
Net realized gain on investments	59
Net change in unrealized appreciation on investments	30,955

Net increase in net assets from operations	34,042

From Distributions
Net investment income	(512)

Net decrease in net assets resulting from distributions paid	(512)

From Capital Share Transactions
Proceeds from shares sold	1,741,851
Proceeds from reinvestments	512
Costs for shares redeemed(2)	(32,106)

Net increase in net assets from capital share transactions	1,710,257

Total Increase in Net Assets	1,743,787

Net Assets:
Beginning of period	—

End of period	$1,743,787

Undistributed Net Investment Income	$2,516

(1)	Fund commenced operations on July 31, 2007.
(2)	Net of redemption fees of $6.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND — RETAIL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended May 31, 2008(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.86

Total from investment operations	0.88

Less distributions paid:
From net investment income	(0.01)

Total distributions paid	(0.01)

Paid in capital from redemption fees(2)	—

Net Asset Value, End of Period	$10.87

Total Return(3)(4)	8.75%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1,744

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	23.22%
After waiver and expense reimbursement(5)	1.50%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	(21.30)%
After waiver and expense reimbursement(5)	0.41%

Portfolio turnover rate(4)	0.91%

(1)	Fund commenced operations on July 31, 2007.
(2)	Redemption fees resulted in less than $0.005 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements

May 31, 2008

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Seascape Focus Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The Fund currently offers Retail Class and Institutional Class shares. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees and voting rights affecting a single class of shares. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Retail Class commenced operations on July 31, 2007. As of the date of this report, the Institutional Class has not commenced operations. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Seascape Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures.

The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements, continued

May 31, 2008

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Effective November 30, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than ninety days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements, continued

May 31, 2008

(3)	Federal Tax Matters

The tax character of distributions paid were as follows:

Period Ended May 31, 2008
Ordinary Income	$512

As of May 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$1,728,295

Gross tax unrealized appreciation	$184,690
Gross tax unrealized depreciation	(154,268)

Net tax unrealized appreciation	$30,422

Undistributed ordinary income	$3,108
Undistributed long-term capital gain	—

Total distributable earnings	$3,108

Other accumulated gains	$—

Total accumulated gains	$33,530

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

(4)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 act (the “12b-1 Plan”), on behalf of the fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail Class shares. During the period ended May 31, 2008, the Fund accrued expenses of $1,821 pursuant to the 12b-1 Plan. The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”), pursuant to which the Fund pays the Adviser an amount not to exceed 0.10% of the Fund’s average daily net assets for each share class of the Fund for providing or arranging for shareholder support services provided to individuals and plans holding Fund shares. During the period ended May 31, 2008, the Fund accrued expenses of $729 pursuant to the Shareholder Servicing Plan.

(5)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% (the “Expense Limitation Cap”) of the Retail Class shares’ average daily net assets. For the period ended May 31, 2008, expenses of $158,217 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(6)	Related Party Transactions

A Trustee and Officers of the Trust are affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements, continued

May 31, 2008

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended May 31, 2008(1)
Shares Sold	163,470
Shares issued to holders in reinvestment of distribution	47
Shares Redeemed	(3,125)

Net Increase	160,392

(1)	Fund commenced operations on July 31, 2007.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended May 31, 2008, were $1,768,160 and $8,836, respectively. There were no purchases or sales of U.S. government securities for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

Seascape Focus Growth Fund

(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Seascape Focus Growth Fund (the “Fund”), a series of the Trust for Professional Managers, as of May 31, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period July 31, 2007 (commencement of operations) through May 31, 2008. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Seascape Focus Growth Fund as of May 31, 2008, and the results of its operations, the changes in its net assets, and its financial highlights for the period from July 31, 2007 (commencement of operations) through May 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 30, 2008

SEASCAPE FOCUS GROWTH FUND

Additional Information

(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution for the years ended May 31, 2008 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2008, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-SAIL SCM.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	18	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	18	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees and Officers

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chairperson, President and Treasurer/ Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	18	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Vice President	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Kathleen Osland 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Chief Compliance Officer	Indefinite Term; Since August 1, 2006	Counsel, U.S. Bancorp Fund Services, LLC (May 2005–present); Associate Counsel, Urban & Taylor, S.C. (2003–2005).	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Seascape Focus Growth Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Seascape Focus Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-SAIL SCM. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-877-SAIL SCM, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SEASCAPE FOCUS GROWTH FUND

Investment Adviser	Seascape Capital Management, LLC
155 Lafayette Road
Drake Hills Commons
North Hampton, NH 03862

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on February 8, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services for the first fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements during the fiscal year. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The principal accountant did not provide any audit-related or other services during the first fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2008
Audit Fees	$13,000
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/2008
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser for the first fiscal year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2008
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	August 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	August 1, 2008